Decommissioning Provision - Narrative (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Decommissioning Provision
Total provision for decommissioning, restoration and rehabilitation costs	$ 128,860	$ 123,940
Average risk free rate of decommissioning activities	0.25%